Income taxes - Expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes	$ 60,035	$ 85,963
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
Income (loss) from continuing operations	$ 44,736	$ 60,764
Tax rate	23.00%	23.00%
Expected expense	$ 10,289	$ 13,976
Adjustments related to:
Stock-based compensation	1,241	1,092
Foreign tax rate differential	2,463	2,164
Tax on equity earnings in affiliates and joint ventures	3,519	5,794
Other	(1,562)	(204)
Total income tax expense	15,950	22,822
Current income tax expense	(3,280)	6,841
Deferred income tax expense	$ 19,230	$ 15,981